Vanguard International Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)1
Australia (2.4%)
CSL Ltd.	122,344	25,162
Aristocrat Leisure Ltd.	179,997	4,293
Brambles Ltd.	423,789	3,540
Ramsay Health Care Ltd.	60,768	3,197
REA Group Ltd.	34,295	2,595
SEEK Ltd.	90,996	1,364
Qube Holdings Ltd.	506,882	1,155
Domino's Pizza Enterprises Ltd.	25,325	921
Washington H Soul Pattinson & Co. Ltd.	57,470	819
Technology One Ltd.	72,439	405
Corporate Travel Management Ltd.	24,547	288
		43,739
Belgium (0.5%)
UCB SA	55,178	5,078
Sofina SA	9,420	2,155
Ackermans & van Haaren NV	7,932	1,270
Barco NV	3,120	776
		9,279
Canada (7.8%)
Toronto-Dominion Bank	491,878	27,184
Canadian National Railway Co.	199,398	18,633
Brookfield Asset Management Inc. Class A	265,410	16,241
Suncor Energy Inc.	425,701	13,012
Alimentation Couche-Tard Inc.	244,322	8,166
Franco-Nevada Corp.	53,038	6,029
Loblaw Cos. Ltd.	96,073	5,026
Imperial Oil Ltd.	210,155	4,983
Fortis Inc.	111,513	4,864
Intact Financial Corp.	40,149	4,349
Magna International Inc.	84,761	4,297
Saputo Inc.	106,922	3,285
George Weston Ltd.	39,252	3,163
Dollarama Inc.	82,909	2,825
Metro Inc.	64,832	2,643
CAE Inc.	82,484	2,446
CCL Industries Inc. Class B	50,200	2,117
^ Canadian Tire Corp. Ltd. Class A	16,567	1,777
Gildan Activewear Inc.	51,881	1,438
Ritchie Bros Auctioneers Inc.	33,531	1,416
Toromont Industries Ltd.	26,242	1,351
Empire Co. Ltd.	54,179	1,257
SNC-Lavalin Group Inc.	47,295	1,088
Boyd Group Services Inc.	6,775	1,065
Atco Ltd.	23,421	914
Finning International Inc.	50,927	881
Methanex Corp.	23,537	763
Canadian Western Bank	25,463	630
Cogeco Communications Inc.	7,757	609

Enghouse Systems Ltd.	15,214	603
TFI International Inc.	18,467	591
Stella-Jones Inc.	19,653	556
Equitable Group Inc.	3,694	294
Richelieu Hardware Ltd.	11,578	255
Cogeco Inc.	2,958	207
		144,958
China (5.8%)
Tencent Holdings Ltd.	1,544,424	73,654
China Overseas Land & Investment Ltd.	2,955,119	9,499
China Merchants Bank Co. Ltd.	1,237,500	5,967
China Gas Holdings Ltd.	1,354,000	5,349
Sunny Optical Technology Group Co. Ltd.	297,354	4,725
Guangdong Investment Ltd.	1,796,000	3,645
China Resources Gas Group Ltd.	577,000	3,041
Sinopharm Group Co. Ltd.	370,300	1,205
		107,085
Colombia (0.2%)
Bancolombia SA ADR	37,338	1,959
Grupo de Inversiones Suramericana SA	107,638	1,007
Grupo Argos SA	153,527	785
Cementos Argos SA	274,869	522
Bancolombia SA Preference Shares	8,068	106
		4,379
Denmark (1.1%)
DSV Panalpina A/S	64,632	7,017
Coloplast A/S Class B	54,798	6,909
Novozymes A/S	64,022	3,338
GN Store Nord A/S	37,534	1,861
Schouw & Co. A/S	6,119	501
		19,626
Finland (0.2%)
Wartsila OYJ Abp	160,526	1,968
Huhtamaki Oyj	25,937	1,153
		3,121
France (12.9%)
LVMH Moet Hennessy Louis Vuitton SE	136,269	59,342
Airbus SE	208,962	30,689
Hermes International	28,389	21,199
EssilorLuxottica SA	116,684	17,276
L'Oreal SA Loyalty Shares	59,093	16,437
L'Oreal Loyalty Line 2021	46,336	12,888
Air Liquide SA Loyalty Line 2021	88,849	12,847
L'Oreal SA	45,704	12,712
Dassault Systemes SE	70,010	12,120
Legrand SA	69,180	5,535
Air Liquide SA	38,282	5,535
Sartorius Stedim Biotech	25,412	4,557
^ Sodexo SA	41,648	4,361
Teleperformance	15,347	3,851
Eurofins Scientific SE	4,901	2,636
Getlink SE3	142,197	2,509
Ingenico Group SA	18,680	2,172
Orpea	16,468	2,144
Arkema SA	22,472	2,059

Rubis SCA	28,738	1,775
Eurazeo SE	24,640	1,763
Wendel SA	11,077	1,478
Cie Plastic Omnium SA	36,688	924
SEB SA Loyalty Shares	5,369	690
SEB SA (XPAR)	5,025	645
SEB SA Loyalty Shares 2021	4,013	515
		238,659
Germany (4.9%)
SAP SE	331,442	43,164
Fresenius SE & Co. KGaA	149,769	7,647
Fresenius Medical Care AG & Co. KGaA	81,963	6,302
Henkel AG & Co. KGaA Preference Shares	50,532	5,139
Merck KGaA	33,966	4,356
HeidelbergCement AG	57,585	3,884
Symrise AG Class A	37,614	3,865
Sartorius AG Preference Shares	10,540	2,453
Rational AG	2,932	2,199
Brenntag AG	39,730	2,056
Fielmann AG	25,302	2,012
CTS Eventim AG & Co. KGaA	29,269	1,820
Bechtle AG	12,543	1,810
GRENKE AG	11,751	1,171
Fuchs Petrolub SE Preference Shares	16,718	741
Gerresheimer AG	7,437	588
Krones AG	7,632	576
Duerr AG	17,283	517
Cewe Stiftung & Co. KGAA	1,579	180
Bertrandt AG	66	4
		90,484
Hong Kong (4.1%)
AIA Group Ltd.	3,253,360	32,237
MTR Corp. Ltd.	1,693,620	9,499
CK Hutchison Holdings Ltd.	1,038,578	9,177
Hong Kong & China Gas Co. Ltd.	4,785,581	9,158
CLP Holdings Ltd.	666,000	6,926
Techtronic Industries Co. Ltd.	491,984	3,926
Wheelock & Co. Ltd.	533,746	3,249
Hysan Development Co. Ltd.	251,000	937
Minth Group Ltd.	289,000	884
		75,993
Hungary (0.2%)
OTP Bank Nyrt	73,717	3,415

India (10.5%)
Reliance Industries Ltd.	1,701,164	33,554
Tata Consultancy Services Ltd.	1,006,203	29,348
HDFC Bank Ltd. ADR	426,390	24,424
Hindustan Unilever Ltd.	577,174	16,419
Housing Development Finance Corp. Ltd.	460,120	15,550
Infosys Ltd. ADR	1,124,912	12,329
Kotak Mahindra Bank Ltd.	510,661	12,082
ITC Ltd.	3,262,037	10,738
Bajaj Finance Ltd.	154,625	9,425
Larsen & Toubro Ltd.	385,217	7,379
Asian Paints Ltd.	254,023	6,383

IndusInd Bank Ltd.	185,838	3,266
Pidilite Industries Ltd.	132,255	2,800
Godrej Consumer Products Ltd.	271,861	2,560
Berger Paints India Ltd.	253,887	1,991
Container Corp. Of India Ltd.	166,613	1,326
Page Industries Ltd.	2,928	1,002
LIC Housing Finance Ltd.	136,567	834
Sundaram Finance Ltd.	32,331	742
Infosys Ltd. (XNSE)	49,153	537
Yes Bank Ltd.	671,883	368
Persistent Systems Ltd.	19,714	193
* Reliance Infrastructure Ltd.	64,237	19
		193,269
Indonesia (0.6%)
Bank Rakyat Indonesia Persero Tbk PT	32,808,900	10,666

Ireland (0.5%)
Kerry Group plc	47,152	6,027
Kingspan Group plc	49,406	3,047
Glanbia plc	80,603	939
Total Produce plc	85,777	127
		10,140
Italy (0.1%)
DiaSorin SPA	16,018	1,969
Reply SPA	9,067	712
		2,681
Japan (10.4%)
Nippon Telegraph & Telephone Corp.	1,047,444	26,707
KDDI Corp.	679,771	20,542
Tokio Marine Holdings Inc.	193,300	10,493
Seven & i Holdings Co. Ltd.	247,800	9,501
Bridgestone Corp.	215,466	7,632
Terumo Corp.	203,276	7,317
Asahi Group Holdings Ltd.	133,943	6,209
Suzuki Motor Corp.	135,300	6,191
M3 Inc.	179,100	5,213
Nitori Holdings Co. Ltd.	33,301	5,175
West Japan Railway Co.	53,305	4,510
Obic Co. Ltd.	29,600	4,033
Sysmex Corp.	55,330	3,958
Hikari Tsushin Inc.	11,800	2,900
Pan Pacific International Holdings Corp.	166,364	2,685
Sekisui Chemical Co. Ltd.	153,900	2,563
Shimadzu Corp.	84,477	2,371
Yakult Honsha Co. Ltd.	46,500	2,339
Otsuka Corp.	53,700	2,094
Koito Manufacturing Co. Ltd.	44,400	1,927
MISUMI Group Inc.	75,600	1,876
TOTO Ltd.	45,700	1,857
Itochu Techno-Solutions Corp.	61,203	1,802
Mitsubishi UFJ Lease & Finance Co. Ltd.	276,502	1,732
Welcia Holdings Co. Ltd.	31,100	1,708
Nomura Real Estate Holdings Inc.	67,780	1,669
Tokyo Century Corp.	32,300	1,643
Kansai Paint Co. Ltd.	67,700	1,621
MonotaRO Co. Ltd.	65,199	1,564

Pola Orbis Holdings Inc.	70,000	1,517
Alfresa Holdings Corp.	71,300	1,433
Lawson Inc.	24,500	1,418
USS Co. Ltd.	76,400	1,387
SCSK Corp.	24,900	1,335
Hakuhodo DY Holdings Inc.	92,500	1,311
Nihon M&A Center Inc.	45,200	1,293
GMO Payment Gateway Inc.	19,500	1,254
Sundrug Co. Ltd.	35,424	1,200
Relo Group Inc.	43,000	1,148
Persol Holdings Co. Ltd.	62,400	1,116
Kurita Water Industries Ltd.	35,700	1,044
Stanley Electric Co. Ltd.	40,400	1,040
PALTAC Corp.	22,054	1,032
Rinnai Corp.	14,184	1,011
Hitachi Capital Corp.	36,900	999
Koei Tecmo Holdings Co. Ltd.	37,840	994
AEON Financial Service Co. Ltd.	53,000	828
Seven Bank Ltd.	274,200	820
J Front Retailing Co. Ltd.	65,200	785
NEC Networks & System Integration Corp.	20,900	781
OBIC Business Consultants Co. Ltd.	19,300	739
Goldwin Inc.	11,900	722
Benefit One Inc.	41,200	720
TS Tech Co. Ltd.	25,800	709
San-A Co. Ltd.	16,726	684
Kewpie Corp.	32,200	672
Senko Group Holdings Co. Ltd.	76,760	614
NOF Corp.	17,900	583
Sanwa Holdings Corp.	54,600	574
Starts Corp. Inc.	22,842	552
SHO-BOND Holdings Co. Ltd.	13,284	542
NHK Spring Co. Ltd.	66,700	537
Ai Holdings Corp.	29,070	494
en-japan Inc.	12,300	489
Izumi Co. Ltd.	15,100	476
Aica Kogyo Co. Ltd.	15,200	474
Yaoko Co. Ltd.	8,400	430
Milbon Co. Ltd.	7,600	425
Aeon Delight Co. Ltd.	12,300	422
Keihin Corp.	18,000	421
Fuyo General Lease Co. Ltd.	6,400	399
Glory Ltd.	13,900	396
Valor Holdings Co. Ltd.	21,912	383
Elecom Co. Ltd.	9,400	379
Tokyo Seimitsu Co. Ltd.	10,372	361
Noevir Holdings Co. Ltd.	7,200	328
Funai Soken Holdings Inc.	12,900	324
Modec Inc.	13,900	307
Kissei Pharmaceutical Co. Ltd.	10,500	295
Prestige International Inc.	32,000	290
Nippon Signal Company Ltd.	21,000	265
Koshidaka Holdings Co. Ltd.	18,300	258
Ricoh Leasing Co. Ltd.	6,100	228
Hogy Medical Co. Ltd.	6,600	226
Belc Co. Ltd.	4,200	224
Sekisui Jushi Corp.	9,800	214

Sato Holdings Corp.	7,400	210
Mitsubishi Pencil Co. Ltd.	13,000	190
Kanematsu Electronics Ltd.	5,800	188
Musashi Seimitsu Industry Co. Ltd.	14,200	166
Fukushima Galilei Co. Ltd.	4,600	165
Tosho Co. Ltd.	8,300	162
Yellow Hat Ltd.	10,000	159
JCU Corp.	5,600	159
Piolax Inc.	8,200	145
Hiday Hidaka Corp.	7,562	137
Yondoshi Holdings Inc.	6,000	130
Link And Motivation Inc.	27,100	130
JAC Recruitment Co. Ltd.	8,400	128
Fujicco Co. Ltd.	7,200	127
Tosei Corp.	9,800	126
G-Tekt Corp.	8,800	126
Siix Corp.	10,200	118
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,700	112
Hamakyorex Co. Ltd.	3,700	111
Nippon Parking Development Co. Ltd.	80,200	106
WDB Holdings Co. Ltd.	4,100	100
Monogatari Corp.	1,200	96
Sinko Industries Ltd.	5,600	87
World Holdings Co. Ltd.	3,400	51
		192,963
Malaysia (0.0%)
Bursa Malaysia Bhd.	163,100	220

Mexico (1.1%)
America Movil SAB de CV	12,281,956	10,198
Grupo Elektra SAB de CV	62,980	4,610
Grupo Carso SAB de CV	616,004	2,221
Grupo Financiero Inbursa SAB de CV	1,799,555	2,047
Grupo Aeroportuario del Sureste SAB de CV Class B	70,413	1,353
		20,429
Morocco (0.1%)
Attijariwafa Bank	53,099	2,782

Netherlands (3.0%)
ASML Holding NV	114,498	32,133
Unilever NV	394,061	22,994
Aalberts NV	29,369	1,282
		56,409
New Zealand (0.1%)
Ryman Healthcare Ltd.	149,718	1,587
Mainfreight Ltd.	22,671	605
		2,192
Norway (0.1%)
Tomra Systems ASA	43,048	1,267

Philippines (0.7%)
SM Investments Corp.	326,235	6,205
Ayala Land Inc.	3,864,470	3,146
International Container Terminal Services Inc.	524,990	1,338
Jollibee Foods Corp.	292,688	1,098

Metro Pacific Investments Corp.	8,250,500	520
		12,307
South Africa (1.9%)
Naspers Ltd.	117,597	19,074
Capitec Bank Holdings Ltd.	33,927	3,031
Sanlam Ltd.	567,698	2,780
Remgro Ltd.	171,512	2,072
Discovery Ltd.	180,718	1,403
PSG Group Ltd.	85,544	1,218
Bidvest Group Ltd.	82,254	1,132
Clicks Group Ltd.	62,369	1,006
Mr Price Group Ltd.	62,507	704
Santam Ltd.	30,278	568
Barloworld Ltd.	78,958	488
SPAR Group Ltd.	38,228	486
Mondi plc (XJSE)	23,843	481
Netcare Ltd.	309,374	412
Hosken Consolidated Investments Ltd.	18,181	107
		34,962
South Korea (4.0%)
Samsung Electronics Co. Ltd.	1,599,840	74,125
LEENO Industrial Inc.	3,644	247
		74,372
Spain (2.2%)
Industria de Diseno Textil SA	841,795	28,307
Amadeus IT Group SA	116,740	9,153
Vidrala SA	9,363	1,004
Grupo Catalana Occidente SA	29,565	971
Viscofan SA	13,555	722
Miquel y Costas & Miquel SA	7,483	125
		40,282
Sweden (1.7%)
Assa Abloy AB	280,882	6,667
Investor AB Class B	119,931	6,567
Hexagon AB	96,420	5,242
Svenska Cellulosa AB SCA Class B	193,876	1,940
L E Lundbergforetagen AB	39,851	1,730
Castellum AB	67,323	1,654
Trelleborg AB Class B	89,582	1,471
Hufvudstaden AB Class A	61,217	1,213
AAK AB	63,362	1,191
Atrium Ljungberg AB	31,123	752
Wihlborgs Fastigheter AB	35,636	682
Hexpol AB	74,885	675
Loomis AB Class B	17,027	617
AF Poyry AB	24,150	613
Biotage AB	21,213	265
		31,279
Switzerland (13.4%)
Nestle SA	729,317	80,438
Novartis AG	687,206	64,919
Roche Holding AG	189,289	63,501
Cie Financiere Richemont SA	140,064	10,172
Givaudan SA	2,617	8,635
Partners Group Holding AG	7,093	6,493

Geberit AG	9,657	5,096
EMS-Chemie Holding AG	6,031	3,946
Chocoladefabriken Lindt & Spruengli AG	335	2,808
Interroll Holding AG	258	504
Orior AG	2,830	260
		246,772
Taiwan (0.2%)
E.Sun Financial Holding Co. Ltd.	2,930,788	2,708
Grape King Bio Ltd.	29,000	183
		2,891
Thailand (0.1%)
Central Pattana PCL	1,248,500	2,419

Turkey (0.1%)
BIM Birlesik Magazalar AS	170,856	1,391

United Kingdom (8.3%)
Diageo plc	650,752	25,733
RELX plc	526,119	13,959
Prudential plc	706,459	12,561
Compass Group plc	424,307	10,490
Experian plc	249,444	8,683
Associated British Foods plc	213,302	7,383
Ferguson plc	61,614	5,533
Ashtead Group plc	133,994	4,325
Intertek Group plc	42,583	3,231
InterContinental Hotels Group plc	51,310	3,161
Burberry Group plc	113,580	2,912
JD Sports Fashion plc	267,569	2,894
Halma plc	97,521	2,707
Croda International plc	38,660	2,539
Rightmove plc	271,780	2,355
Flutter Entertainment plc	20,729	2,351
Bunzl plc	89,741	2,324
Whitbread plc	39,174	2,309
Smiths Group plc	102,644	2,282
Spirax-Sarco Engineering plc	19,001	2,232
Meggitt plc	247,189	2,199
Mondi plc (XLON)	105,659	2,150
Johnson Matthey plc	55,170	1,892
Hikma Pharmaceuticals plc	71,116	1,717
Intermediate Capital Group plc	74,441	1,707
IWG plc	266,817	1,553
Spectris plc	35,962	1,252
Hiscox Ltd.	72,271	1,250
Dechra Pharmaceuticals plc	31,799	1,192
Renishaw plc	21,616	1,132
Abcam plc	59,793	1,099
WH Smith plc	34,185	1,077
Beazley plc	126,706	904
Dart Group plc	39,084	877
Rotork plc	216,022	866
Grafton Group plc	64,907	788
Genus plc	18,317	744
Victrex plc	23,777	694
Diploma plc	26,688	687

	Bodycote plc			60,027	677
	National Express Group plc			112,518	664
	Moneysupermarket.com Group plc			147,647	634
	QinetiQ Group plc			133,040	618
	Savills plc			35,021	574
	Synthomer plc			125,667	560
	Cranswick plc			11,796	556
	RWS Holdings plc			65,204	494
	Ultra Electronics Holdings plc			16,225	483
	James Fisher & Sons plc			16,452	428
	GB Group plc			45,007	421
	Telecom Plus plc			18,506	369
	Rathbone Brothers plc			12,542	325
	St. Modwen Properties plc			48,059	312
	Greencore Group plc			94,433	306
	Hill & Smith Holdings plc			16,179	303
	4imprint Group plc			6,188	270
	Clarkson plc			6,798	262
	Hilton Food Group plc			16,915	235
	Avon Rubber plc			7,090	233
	CVS Group plc			14,809	224
	AG Barr plc			24,767	198
	EMIS Group plc			12,782	194
	Senior plc			88,082	194
	Robert Walters plc			17,010	135
	Vitec Group plc			9,136	124
	Speedy Hire plc			105,961	111
	Brooks Macdonald Group plc			2,826	81
					153,729
United States (0.1%)
	Autoliv Inc.			18,057	1,398

Total Common Stocks (Cost $1,614,117)					1,835,558
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund		1.730%		114,075	11,410

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.531%	2/13/20	400	400
4	United States Treasury Bill	1.541%	4/30/20	350	348
					748
Total Temporary Cash Investments (Cost $12,158)					12,158
Total Investments (100.0%) (Cost $1,626,275)					1,847,716
Other Assets and Liabilities-Net (0.0%)3					276
Net Assets (100%)					1,847,992

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,248,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $5,824,000 was received for securities on loan.
4 Securities with a value of $529,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2020	69	3,623	(180)
E-mini S&P 500 Index	March 2020	19	3,063	(92)
Dow Jones EURO STOXX 50 Index	March 2020	58	2,341	(75)
Topix Index	March 2020	11	1,704	(35)
				(382)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman
Sachs
International	4/2/20	JPY	103,320	USD	953	4	—
	4/2/20
BNP Paribas		EUR	740	USD	830	—	(5)
Bank of
America,
N.A.	4/2/20	EUR	452	USD	505	—	(2)
Bank of
America,
N.A.	4/2/20	JPY	28,851	USD	267	—	—
Bank of
America,
N.A.	4/2/20	USD	1,525	CHF	1,477	—	(15)
Goldman
Sachs
International	4/2/20	USD	1,232	JPY	133,000	—	—
Bank of
America,
N.A.	4/2/20	USD	337	JPY	36,611	—	(3)

						4	(25)

CHF—Swiss franc.
EUR—euro.
JPY—Japanese yen.

International Dividend Appreciation Index Fund

USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the

International Dividend Appreciation Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	169,766	1,398	—
Common Stocks—Other	36,753	1,627,641	—
Temporary Cash Investments	11,410	748	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(219)	—	—
Forward Currency Contracts—Assets	—	4	—
Forward Currency Contracts—Liabilities	—	(25)	—
Total	217,715	1,629,766	—
1 Represents variation margin on the last day of the reporting period.